Revenue - Details of Revenue (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Sale of goods	₩ 51,357,709	₩ 43,683,169	₩ 47,018,466
Services	2,064,583	2,276,534	2,489,447
Construction revenue	6,299,483	6,497,723	8,546,454
Rental income	6,370	8,930	11,757
Others	458,722	473,415	456,144
Revenue	₩ 60,186,867	₩ 52,939,771	₩ 58,522,268